Property, vessels and equipment, Cost model (Details) $ in Thousands	Dec. 31, 2017 MXN ($) Vessel	Dec. 31, 2016 MXN ($) Vessel
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 1,324,604	$ 6,635,293
Revaluation surplus, before taxes	1,220,277	2,707,040
Vessels [Member]
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	452,100	5,758,150
Revaluation surplus, before taxes	$ 7,445,415	$ 207,669
Vessels [Member] | FTAI Subsea 88 [Member] | DVB Bank, NV [Member]
Guarantees [Abstract]
Number of vessels pledged as security | Vessel	5	5
Vessels [Member] | FTAI Subsea 88 [Member] | B. V. Scheepswerf Damen Gorinchem [Member]
Guarantees [Abstract]
Number of vessels pledged as security | Vessel	5	5
Vessels [Member] | Trust Certificates Program [Member]
Guarantees [Abstract]
Number of vessels pledged as security | Vessel		31
Vessels [Member] | Various Bank Loans [Member]
Guarantees [Abstract]
Number of vessels pledged as security | Vessel	2	3
Lands [Member]
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 715,616	$ 715,616
Properties [Member]
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 156,888	$ 161,527